Summary of Significant Accounting Policies - Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas (Details) (10-K)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019		Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
North America [Member]
Concentration Risk, Percentage	79.00%	86.00%		89.00%	78.00%	76.00%	80.00%
Asia-Pacific [Member]
Concentration Risk, Percentage						9.00%	13.00%
Europe [Member]
Concentration Risk, Percentage	17.00%	0.00%	[1]	10.00%	15.00%	15.00%	7.00%

[1]	Region did not represent greater than 10% of total net revenue.